Retirement Benefits Plans - Estimated Pension and Other Postretirement Benefit Payments (Details 10) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012 Estimated United States pension payments [Member]	Dec. 31, 2012 Estimated non-United States pension payments [Member]	Dec. 31, 2012 Gross [Member]	Dec. 31, 2012 Medicare Prescription Drug Subsidy [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans
Medicare prescription drug subsidy 2013					$ (7)
2013		228	89	93
Medicare prescription drug subsidy 2014					(6)
2014		405	90	91
Medicare prescription drug subsidy 2015					(6)
2015		255	92	84
Medicare prescription drug subsidy 2016					(5)
2016		272	95	81
Medicare prescription drug subsidy 2017					(5)
2017		279	98	77
Medicare prescription drug subsidy 2018 - 2022					(13)
2018 - 2022		$ 1,473	$ 535	$ 328
Percentage Of Pension Lump Sum Payments	50.00%